Noncontrolling interest - Financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summarized financial information
Current assets	$ 18,954	$ 22,567
Non-current assets	80,230	76,447
Total assets	99,184	99,014
Current liabilities	13,114	11,232
Non-current liabilities	41,298	46,758
Total liabilities	54,412	57,990
Stockholders' equity	44,772	41,024	$ 35,704	$ 56,321
Equity attributable to noncontrolling interests	1,314	1,982
Net income (loss)	5,521	3,976	(12,620)
Income (loss) attributable to noncontrolling interests	14	(6)	(491)
Mineracoes Brasileiras Reunidas S.A. (MBR)
Summarized financial information
Current assets	408	32
Non-current assets	3,041	3,182
Related parties - Stockholders	591	551
Total assets	4,040	3,765
Current liabilities	170	106
Related parties - Stockholders	226	37
Non-current liabilities	288	198
Total liabilities	684	341
Stockholders' equity	3,356	3,424
Equity attributable to noncontrolling interests	1,342	1,406
Net income (loss)	434	400	250
Income (loss) attributable to noncontrolling interests	174	165	66
Dividends paid to noncontrolling interests	113	262
PT Vale Indonesia
Summarized financial information
Current assets	394	444
Non-current assets	1,586	1,668
Related parties - Stockholders	147	132
Total assets	2,127	2,244
Current liabilities	128	139
Related parties - Stockholders	3	6
Non-current liabilities	237	261
Total liabilities	368	406
Stockholders' equity	1,759	1,838
Equity attributable to noncontrolling interests	735	741
Net income (loss)	(15)	2	36
Income (loss) attributable to noncontrolling interests	(6)	1	15
Vale Nouvelle Caledonie S.A.S.
Summarized financial information
Current assets	251	383
Non-current assets	2,046	2,101
Related parties - Stockholders	115	79
Total assets	2,412	2,563
Current liabilities	142	124
Related parties - Stockholders	1,318	1,055
Non-current liabilities	202	177
Total liabilities	1,682	1,356
Stockholders' equity	730	1,207
Equity attributable to noncontrolling interests	37	40
Net income (loss)	(572)	(807)	(1,916)
Income (loss) attributable to noncontrolling interests	(28)	(40)	(373)
Vale Mocambique S.A.
Summarized financial information
Current assets	381	386
Non-current assets	1,653	1,796
Related parties - Stockholders	253	358
Total assets	2,287	2,540
Current liabilities	128	95
Related parties - Stockholders	8,232	7,861
Non-current liabilities	32	29
Total liabilities	8,392	7,985
Stockholders' equity	(6,105)	(5,445)
Equity attributable to noncontrolling interests	(1,101)	(272)
Net income (loss)	(659)	(541)	(3,766)
Income (loss) attributable to noncontrolling interests	(104)	(27)	(188)
Compania Minera Miski Mayo S.A.C.
Summarized financial information
Current assets	78	94
Non-current assets	436	429
Related parties - Stockholders	6	13
Total assets	520	536
Current liabilities	36	35
Related parties - Stockholders	9	11
Non-current liabilities	97	99
Total liabilities	142	145
Stockholders' equity	380	391
Equity attributable to noncontrolling interests	228	235
Net income (loss)	(11)	3	16
Income (loss) attributable to noncontrolling interests	(6)	2	10
Dividends paid to noncontrolling interests		28	40
Others
Summarized financial information
Equity attributable to noncontrolling interests	73	(168)
Income (loss) attributable to noncontrolling interests	(16)	$ (107)	$ (21)
Dividends paid to noncontrolling interests	$ 13